POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - WEIGHTED AVERAGE ASSUMPTIONS FOR THE BENEFIT CALCULATIONS AS WELL AS ASSUMED HEALTH CARE TREND RATES (Details)		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Pension Benefits
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Discount rate	[1]	3.10%	3.50%
Rate of compensation increase	[1]	3.10%	3.20%
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	[2]	3.50%	4.00%	4.20%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	[2]	7.20%	7.20%	7.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	[2]	3.20%	3.20%	3.30%
Other Retiree Benefits
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Discount rate	[1]	4.50%	4.40%
ASSUMED HEALTH CARE COST TREND RATES
Health care cost trend rates assumed for next year	[1]	6.80%	6.80%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	[1]	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	[1]	2021	2021
ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	[2]	4.40%	4.80%	4.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	[2]	8.30%	8.30%	8.30%

[1]	Determined as of end of year.
[2]	Determined as of beginning of year and adjusted for acquisitions.